Operating Leases (Details 2) - Operating Lease Liabilities [Member]	Dec. 31, 2019 USD ($)
Operating lease right-of-use assets, related parties	$ 286,670
Operating lease liability-related parties, current	137,347
Operating lease liabilities-related party, non-current	286,875
Total operating lease liabilities	$ 424,222